Share-based compensation	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation	Share-based compensation
Share-based compensation expense for all stock awards consists of the following (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Research and development	$1,046	$1,119	$1,769	$2,124
Selling and marketing	315	323	437	614
General and administrative	3,131	2,914	5,599	5,453
Total	$4,492	$4,356	$7,805	$8,191